Other Payables and Accruals	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals
22.
OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2023	2024
Payables in respect of research and development expenses	$4,471	$1,248
Accrued salaries and bonuses	2,166	785
Accrued other expenses	1,025	5,133
Deposit received for a potential out-licensing drug patent (note)	1,000	—
Other payables	500	—
	$9,162	$7,166

Note: During the year ended December 31, 2020, the Group signed an exclusive right of negotiation agreement with an independent third party to negotiate out-licensing a drug patent to the independent third party. Under the exclusive right of negotiation agreement, the Company received a deposit of $1,000 which may be considered as consideration for the exclusive right of negotiation if the independent third party has not identified any negative findings (as stated in the exclusive right of negotiation agreement) by March 2, 2021. During the year ended December 31, 2024, the Company determined the negotiation rights were no longer valid and recorded the amount as other income on the consolidated statement of loss and comprehensive loss.